Cost of sales (Tables)	12 Months Ended
Dec. 31, 2025
Cost of sales.
Summary of cost of sales

	For the year ended 31 December
	2025	2024	2023
	USD	USD	USD
Cost of transportation for B2B	16,749,253	10,654,177	14,185,568
Cost of transportation for B2C	3,059,242	2,913,963	4,555,709
	19,808,495	13,568,140	18,741,277